UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09425

Advantage Advisers Whistler Fund, L.L.C.

(Exact name of registrant as specified in charter)

200 Park Avenue, 24th Floor
New York, NY 10166

(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein
Schulte, Roth and Zabel LLP
919 3rd Avenue, 24th Floor
New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

Advantage Advisers Whistler Fund, L.L.C.
Schedule of Investments at June 30, 2012 (Unaudited)

Investment Fund (1)	First Acquisition Date	Cost(a)	June 30, 2012 Fair value (b)	% of Investment Fund held	% of Members’ Capital	Liquidity (3)

United States of America
Commodity Trading Advisor
Chichester Commodities US Feeder Fund LLC	04/01/2012	$3,546,105	$3,250,921	24.30%	5.80%	Monthly
R.G. Niederhoffer Global Fund, L.P. I	09/01/2010	3,600,000	2,572,050	12.86	4.59	Monthly

Total Commodity Trading Advisor		7,146,105	5,822,971		10.39

Distressed Securities
Harbinger Class L Holdings (U.S.), LLC	01/01/2009	18,053	103,244	0.08	0.18	Quarterly(5)
Harbinger Class PE Holdings (U.S.) Trust	01/01/2009	460,216	397,096	0.30	0.71	Quarterly(5)
Mason Capital, L.P.	12/01/2009	2,646,000	3,094,287	0.12	5.52	Annually
Metacapital Mortgage Opportunities Fund L.P.	05/01/2012	3,700,000	3,889,421	1.95	6.94	Quarterly(5)

Total Distressed Securities		6,824,269	7,484,048		13.35

Event Driven
Camulos Partners LP - Class N	11/01/2005	2,656	949	2.20	—	Quarterly(5)
Camulos Partners LP - Side Pocket - Class I	05/01/2009	741,466	39,791	0.05	0.07	Quarterly(5)
Castlerigg Partners, L.P. - Special Situation	01/01/2009	80,348	50,855	6.99	0.09	Quarterly(5)
Owl Creek II L.P. Holdbank Account	04/01/2012	76,163	117,892	0.01	0.21	Annually(5)
Owl Creek II, L.P. - Side Pocket	05/01/2009	642,471	959,367	0.11	1.71	Annually(5)

Total Event Driven		1,543,104	1,168,854		2.08

Global Fixed Income Relative Value Arbitrage
Concordia G-10 Fixed Income Relative Value I, L.P.	05/01/2012	3,700,000	3,662,542	18.95	6.53	Monthly

Total Global Fixed Income Relative Value Arbitrage		3,700,000	3,662,542		6.53

Global Macro
Autonomy Global Macro Fund, L.P.	06/01/2012	6,700,000	6,925,395	2.02	12.35	Monthly
Eagle Quantitative Macro Fund LLC	06/01/2012	5,300,000	4,936,515	16.46	8.81	Quarterly

Total Global Macro		12,000,000	11,861,910		21.16

Long/Short Equity
Artis Partners 2X (Institutional), L.P.	01/01/2002	213,441	267,588	0.29	0.48	Quarterly
Artis Partners 2X L.P. Kior Side Pocket	04/01/2012	356,214	355,995	0.38	0.63	Quarterly(5)
Asian Century Quest Fund (QP), LP	05/01/2010	2,900,000	2,790,341	0.44	4.98	Quarterly
Cobalt Partners, L.P.	03/01/2010	2,992,500	3,204,438	0.22	5.72	Semiannually
Ecofin General Partner Side Pocket	02/01/2009	103,084	64,141	0.50	0.11	Monthly(5)
Kingdon Associates	07/01/2004	2,458,844	2,239,071	0.27	3.99	Quarterly

Total Long/Short Equity		9,024,083	8,921,574		15.91

Advantage Advisers Whistler Fund, L.L.C.
Schedule of Investments at June 30, 2012 (Unaudited)(continued)

Investment Fund (1)	First Acquisition Date	Cost(a)	June 30, 2012 Fair value (b)	% of Investment Fund held	% of Members’ Capital	Liquidity (3)

United States of America (Continued)
Multi-Strategy
Eos Partners, L.P.	10/01/1999	$595,868	$936,277	6.64%	1.67%	Annually(5)
QVT Associates II L.P. Liquidating	05/01/2012	1,319,679	1,730,614	0.95	3.09	Quarterly
Wexford Credit Opportunities Fund, L.P.(2)	08/01/2011	4,000,000	3,832,728	4.25	6.83	Quarterly(5)

Total Multi-Strategy		5,915,547	6,499,619		11.59

Total United States of America		46,153,108	45,421,518		81.01

Cayman Islands

Event Driven
KL Special Opportunities Fund Ltd.	05/01/2012	4,500,000	4,267,371	7.95	7.61	Quarterly

Total Event Driven		4,500,000	4,267,371		7.61

Long/Short Equity
Susa European Equities Fund	06/01/2012	1,000,000	991,296	1.92	1.77	Monthly

Total Long/Short Equity		1,000,000	991,296		1.77

Multi-Strategy
QVT SLV Onshore Ltd.	05/01/2012	893,586	1,202,790	0.66	2.15	Quarterly(5)
QVT Special Investment Onshore Fund Ltd.	05/01/2012	265,625	342,742	0.19	0.61	Quarterly(5)

Total Multi-Strategy		1,159,211	1,545,532		2.76

Total Cayman Islands		6,659,211	6,804,199		12.14

Total		$52,812,319	$52,225,717		93.15%

Other assets, less liabilities(4)			3,840,059		6.85

Members’ Capital			$56,065,776		100.00%

(a)

At March 31, 2012, the cost of investments for Federal income tax purposes was estimated at $48,871,299. For Federal income tax purposes at March 31, 2012, accumulated net unrealized depreciation on investments was $17,265,095 consisting of $3,563,160 gross unrealized appreciation and $20,828,255 gross unrealized depreciation.

(b)

The Company’s investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the investment funds’ manager pursuant to the investment funds’ agreement. The underlying investments of each Investment Fund are accounted for at fair value as described in each funds’ financial statements.

(1)	Detailed information about the Investment Funds’ portfolio is not available.

(2)	The first available date to redeem from this fund is September 30, 2012.

(3)	Available frequency of redemptions after initial lock-up period.

(4)	Includes $18,467,389 held in a Bank of New York Mellon Account, which is 32.94% of members’ capital.

(5)

As of June 30, 2012, this underlying Investment Fund has notified the Company of certain restrictions on liquidity which may include side pocket investments, suspended redemptions or other implemented restrictions on liquidity as it relates to a portion of or all of the Company’s interests in the Investment Fund.

Advantage Advisers Whistler Fund, L.L.C.

Schedule of Investments at June 30, 2012 (Unaudited)(continued)

During the period ended June 30, 2012, Advantage Advisors Whistler Fund, L.L.C. (the “Company”) followed U.S. generally accepted accounting principles (hereafter referred to as “Authoritative Guidance”) for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value, as described below.

Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — other significant observable inputs including the fair value of investments in Investment Funds with the ability to redeem at net asset value as of the measurement date, or during the first quarter following the measurement date.

Level 3 — other significant unobservable inputs including the fair value of investments in Investment Funds that do not have the ability to redeem at net asset value as of the measurement date or during the first quarter following the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The Company recognizes transfers into and out of the levels indicated at the end of the reporting period. There were no transfers between Level 1 and 2 during the period. Transfers between Level 2 and Level 3 are detailed below.

The following is a summary of the inputs used as of June 30, 2012, in valuing the Company’s investments at fair value:

Description	Total Fair Value at June 30, 2012	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Other Significant Unobservable Inputs

Commodity Trading Advisor	$5,822,971	$—	$5,822,971	$—
Distressed Securities	7,484,048	—	6,983,708	500,340
Event Driven	5,436,225	—	4,267,371	1,168,854
Global Fixed Income Relative Value Arbitrage	3,662,542	—	3,662,542	—
Global Macro	11,861,910	—	11,861,910	—
Long/Short Equity	9,912,870	—	9,492,734	420,136
Multi-Strategy	8,045,151	—	5,563,342	2,481,809

Total	$52,225,717	$—	$47,654,578	$4,571,139

Advantage Advisers Whistler Fund, L.L.C.

Schedule of Investments at June 30, 2012 (Unaudited)(continued)

Authoritative guidance also requires a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of March 31, 2012	Realized gain / (loss)	Change in unrealized appreciation / (depreciation)	Purchases	Sales	Transfers in*	Transfers out**	Balance as of June 30, 2012

Distressed Securities	$3,658,870	$—	$(64,243)	$—	$—	$—	$(3,094,287)	$500,340
Event Driven	1,373,427	35,800	103,541	—	(343,914)	—	—	1,168,854
Long/Short Equity	263,594	(114,907)	104,707	—	(189,253)	355,995	—	420,136
Multi-Strategy	5,663,124	194,786	(248,326)	—	(840,579)	1,545,532	(3,832,728)	2,481,809

Total	$10,959,015	$115,679	$(104,321)	$—	$(1,373,746)	$1,901,527	$(6,927,015)	$4,571,139

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of June 30, 2012 is $455,971.

*

Transfers into Level 3 represent investments in Investment Funds that were previously categorized as Level 2 investments for the year ended 2012. In accordance with authoritative guidance, these investments are being reclassified as Level 3 investments for the period ended June 30, 2012 as the Investment Funds were moved into side pocket investments or the underlying investment was unavailable for redemption within the first quarter following June 30, 2012.

**

Transfers out of Level 3 represent investments in Investment Fund that was previously categorized as Level 3 investments for the year ended 2012. In accordance with authoritative guidance, these investments are being reclassified as Level 2 investments for the period ended June 30, 2012 as the Company has the ability to redeem its investment at net asset value as of June 30, 2012, or has the ability to redeem its investment within the first quarter following June 30, 2012.

The following is a summary of the investment strategies, their redemption notice periods and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Company as of June 30, 2012. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Company had no unfunded capital commitments as of June 30, 2012.

Commodity Trading Advisor

The Investment Funds in the commodity trading advisor strategy seek to achieve capital appreciation through trading of commodity and financial futures and forward contracts and related options thereon on U.S. and non-U.S. exchanges and markets. The Investment Funds within this strategy provide monthly liquidity and are generally subject to a 10 to 30 day redemption notice period and can be redeemed with no restrictions as of June 30, 2012.

Distressed Securities

The Investment Funds in the distressed securities strategy invests primarily in securities of companies and government entities that are either in distress, already in default or under bankruptcy protection. The Investment Funds within this strategy provide quarterly to annual

Advantage Advisers Whistler Fund, L.L.C.

Schedule of Investments at June 30, 2012 (Unaudited)(continued)

liquidity and are generally subject to a 45 to 60 day redemption notice period. Investment Funds representing approximately 7 percent of the fair value of the investments in this strategy are side pocket investments. The remaining approximately 93 percent of the Investment Funds can be redeemed subject to a 25 percent gate and 3 percent redemption fee (52 percent) and with no restrictions (41 percent) as of June 30, 2012. There was a transfer out of Level 3 of this strategy due to the expiration of a lock up in an Investment Fund.

Event Driven

The Investment Funds in the event driven strategy generally focus on an event or a catalyst that will move an equity price, an equity spread, a credit spread, or an implied volatility spread. The Investment Funds within this strategy provide quarterly to annual liquidity and are generally subject to a 60 to 90 day redemption notice period. Investment Funds representing approximately 22 percent of the fair value of the investments in this strategy are side pocket and illiquid investments. The remaining approximately 78 percent of the Investment Funds can be redeemed subject to a 3 percent redemption fee as of June 30, 2012.

Global Fixed Income Relative Value Arbitrage

The Investment Fund in the fixed income relative value arbitrage strategy seeks to achieve an annual return in excess of 10 percent by participating in a diversified portfolio of securities primarily involved in a global fixed income arbitrage. The Investment Fund provides monthly liquidity generally subject to a 25 day redemption notice period and can be redeemed with a 2 percent redemption fee as of June 30, 2012.

Global Macro

The Investment Funds in the global macro strategy seek to achieve attractive risk adjusted absolute returns while controlling downside risk and having low correlation to the broad equity and fixed-income market. The Investment Funds focus on global-macro investing in both developed and emerging markets. The Investment Funds provide monthly to quarterly liquidity generally subject to 30 to 60 day redemption notice period. Investment Funds representing approximately 58 percent of the fair value of the investments in this strategy can be redeemed subject to a 25 percent gate and a 5 percent redemption fee. The remaining approximately 42 of the Investment Funds can be redeemed with no restrictions as of June 30, 2012.

Long/Short Equity

The Investment Funds in the long/short equity strategy seek above-average long-term capital appreciation with below average levels of risk through investments in equity securities using both long and short positions. The Investment Funds within this strategy provide monthly to semi-annual liquidity and are generally subject to a 30 to 90 day redemption notice period. Investment Funds representing approximately 4 percent of the fair value of the investments in this strategy are side pocket investments. Of the remaining approximately 96 percent of the Investment Funds, 58 percent can be redeemed with no restrictions, 28 percent can be redeemed subject to a 50 percent gate and 10 percent can be redeemed subject to a 3 percent redemption fee as of June 30, 2012. There was one transfer into Level 3 of this strategy due to an Investment Fund allocating assets to a side pocket investment.

Advantage Advisers Whistler Fund, L.L.C.

Schedule of Investments at June 30, 2012 (Unaudited)(concluded)

Multi-Strategy

The Investment Funds in multi-strategy seek to generate attractive risk-adjusted returns across all market environments by dynamically allocating capital to several investment strategies across asset classes and geographies. The Investment Funds within this strategy provide quarterly to annual liquidity and are generally subject to a 65 to 90 day redemption notice period. Investment Funds representing approximately 31 percent of the fair value of the investments in this strategy are side pocket and illiquid investments. Investment Funds representing 48 percent of the value of investments in this strategy can be redeemed subject to a 25 percent gate. The remaining 21 percent can be redeemed with no restrictions as of June 30, 2012. There was one transfer out of Level 3 in this strategy due to the expiration of a lock up period within the first quarter following the measurement date. There were two transfers into Level 3 in this Strategy due to an Investment Fund allocating assets to side pocket investments.

A detailed depiction of each investment in the portfolio by investment strategy, including their liquidity, can be found in the Schedule of Investments.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Whistler Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Chief Executive Officer
(principal executive officer)

Date	August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Chief Executive Officer
(principal executive officer)

Date	August 21, 2012

By (Signature and Title)*	/s/ Vineet Bhalla

Vineet Bhalla, Principal Financial Officer
(principal financial officer)

Date	August 21, 2012

* Print the name and title of each signing officer under his or her signature.